Accounts payable and accured liabilities	12 Months Ended
Nov. 30, 2019
Trade and Accrued Payables [Abstract]
Accounts payable and accured liabilities

14.	Accounts payable and accrued liabilities

			November 30	December 1 ,

	Note	2019	2018	2017

Trade payables		$13,106	$15,583	$5,405
Accrued liabilities and other payables		15,028	6,575	10,582
Salaries and benefits due to related parties	27	555	485	512
Employee salaries and benefits payable		473	433	395
Liability related to deferred stock unit plan	19(b)	625	1,268	1,103
Accrued interest payable on convertible unsecured senior notes	17	1,386	1,486	-

		$31,173	$25,830	$17,997